Warrants (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 06, 2024	Mar. 31, 2025	Sep. 30, 2024	Dec. 31, 2024
Warrants [Line Items]
Warrant term		5 years		5 years
Price per share		$ 1.82		$ 3.89
Total shares of common stock (in Shares)				2,000,000
Exchanged warrants outstanding (in Shares)		159,307		159,307
Public Warrant [Member]
Warrants [Line Items]
Each purchase of warrants (in Shares)		1		1
Warrants exercise price		$ 11.5		$ 11.5
Warrants outstanding (in Shares)		6,384,326		6,384,326
Number days after initial business combination		30 days		30 days
Warrant [Member]
Warrants [Line Items]
Each purchase of warrants (in Shares)		1		1
Warrants exercise price		$ 0.01		$ 0.01
Notice period		30 days		30 days
Price per share		$ 10		$ 10
Exercise of warrant trading days		20 days		20 days
Trading days		30 days		30 days
Private Placement Warrants [Member]
Warrants [Line Items]
Warrants outstanding (in Shares)		5,256,218		5,256,218
Private Veea [Member]
Warrants [Line Items]
Warrants exercise price	$ 0.05	$ 10.19		$ 10.19
Warrants exercised (in Shares)	79,654	3,880,000		3,880,000
Debt conversion, converted instrument, warrants . (in Shares)		0.01		0.01
Aggregate purchase price (in Dollars)	$ 3,983	$ 38,800		$ 38,800
Total shares of common stock (in Shares)		21,798		21,798
IPO [Member] | Warrant [Member]
Warrants [Line Items]
Warrants exercise price		$ 11.5		$ 11.5
Common Stock [Member]
Warrants [Line Items]
Redemption price per warrant		$ 18		18
Total shares of common stock (in Shares)		240,500
Fair market value per share		$ 10	$ 10	0.361
Common Stock [Member] | Warrant [Member]
Warrants [Line Items]
Warrants exercise price				0.1
Redemption price per warrant				$ 10
Notice period			30 days	30 days
Price per share		$ 18		$ 18
Exercise of warrant trading days		20 days		20 days
Trading days		30 days		30 days
Warrant holders price per share		$ 18		$ 18